Warrants (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [Abstract]
Range of Exercise Prices	$ 7.50	$ 0.19
Number Outstanding	40,000	40,000
Weighted Average Remaining Contractual Life	1 year 6 months	2 years 3 months 8 days
Weighted Average Exercise Price	$ 7.50	$ 7.50